Investments (Securities Lending) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Securities Financing Transaction [Line Items]
Cash collateral on deposit from counterparties	$ 20,114	$ 21,216
Security collateral on deposit from counterparties	20	27
Reinvestment portfolio — estimated fair value	20,133	21,320
Amortized cost
Securities Financing Transaction [Line Items]
Securities loaned	18,798	19,176
Estimated fair value
Securities Financing Transaction [Line Items]
Securities loaned	$ 19,753	$ 20,816